XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS DEBT - 27.56%(a)(b)
Anchorage Capital CLO 6 Ltd.	3M SOFR + 6.15%	07/22/2038	$1,765,000	$1,745,270
Anchorage Capital CLO 15 Ltd.	3M SOFR + 6.05%	07/20/2038	2,000,000	2,001,137
Anchorage Capital CLO 20 Ltd.	3M SOFR + 7.00%	01/20/2035	1,500,000	1,341,402
Anchorage Capital CLO 21 Ltd.	3M SOFR + 6.25%	10/20/2034	2,000,000	1,855,384
Anchorage Capital CLO 37 Ltd.	3M SOFR + 5.90%	04/20/2039	975,000	978,834
Apidos CLO XLV Ltd.	3M SOFR + 5.15%	07/26/2038	500,000	500,233
Apidos CLO XXXV	3M SOFR + 5.00%	07/20/2039	1,000,000	999,994
Apidos Loan Fund 2024-1 Ltd.	3M SOFR + 4.75%	10/25/2038	750,000	749,994
Ares XLIV CLO Ltd.	3M SOFR + 6.25%	04/15/2034	1,000,000	943,701
Barings CLO Ltd. 2025-IV	3M SOFR + 5.00%	10/15/2040	1,600,000	1,587,795
Benefit Street Partners CLO Ltd.	3M SOFR + 4.75%	04/20/2038	1,288,000	1,260,116
Benefit Street Partners CLO XVII Ltd.	3M SOFR + 6.15%	10/15/2037	2,100,000	2,093,461
Benefit Street Partners CLO XXIX Ltd.	3M SOFR + 4.60%	01/25/2038	1,750,000	1,703,497
Benefit Street Partners CLO XXV Ltd.	3M SOFR + 4.60%	01/15/2035	480,000	469,628
Benefit Street Partners CLO XXVIII Ltd.	3M SOFR + 5.40%	10/20/2037	2,250,000	2,200,315
Benefit Street Partners CLO XXXII Ltd.	3M SOFR + 4.70%	10/25/2038	2,400,000	2,338,764
Birch Grove CLO 14 Ltd.	3M SOFR + 5.35%	07/22/2039	1,250,000	1,250,000
Canyon CLO 2020-2 Ltd.	3M SOFR + 5.75%	10/15/2034	1,500,000	1,298,319
Canyon CLO 2025-2 Ltd.	3M SOFR + 5.25%	10/15/2038	2,000,000	1,985,072
Carlyle US CLO 2023-2 Ltd.	3M SOFR + 5.75%	07/20/2038	2,000,000	1,940,567
Carlyle US CLO 2024-5 Ltd.	3M SOFR + 5.65%	10/25/2036	1,500,000	1,501,200
Carlyle US CLO 2025-2 Ltd.	3M SOFR + 6.75%	07/25/2038	845,000	859,219
Carlyle US CLO 2026-3 Ltd.	3M SOFR + 6.00%	04/15/2039	1,500,000	1,531,636
CBAM 2018-8 Ltd.	3M SOFR + 6.37%	07/15/2037	1,000,000	990,086
CIFC Funding 2019-III Ltd.	3M SOFR + 5.00%	01/16/2038	2,750,000	2,726,431
CIFC Funding 2019-V Ltd.	3M SOFR + 4.90%	10/15/2038	1,000,000	983,779
CIFC Funding 2019-VI Ltd.	3M SOFR + 6.25%	07/16/2037	700,000	679,097
CIFC Funding 2022-I Ltd.	3M SOFR + 5.35%	07/17/2041	1,985,000	1,985,000
CIFC Funding 2022-I Ltd.	3M SOFR + 6.40%	04/17/2035	2,000,000	1,975,925
CIFC Funding 2022-III Ltd.	3M SOFR + 6.50%	04/21/2035	850,000	841,765
CIFC Funding 2025-VI Ltd.	3M SOFR + 4.75%	10/23/2038	625,000	620,360
Clover CLO 2021-3 LLC	3M SOFR + 4.90%	01/25/2035	2,000,000	1,929,616
Diameter Capital CLO 4 Ltd.	3M SOFR + 4.55%	01/15/2039	600,000	589,177
Diameter Capital CLO 5 Ltd.	3M SOFR + 4.85%	01/15/2039	1,500,000	1,472,092
Diameter Capital CLO 6 Ltd.	3M SOFR + 6.00%	04/15/2039	1,250,000	1,270,098
Dryden 87 CLO Ltd.	3M SOFR + 6.35%	08/20/2038	1,000,000	991,905
Elmwood CLO 25 Ltd.	3M SOFR + 5.25%	04/17/2037	2,000,000	1,956,295
Elmwood CLO 46 Ltd.	3M SOFR + 5.00%	01/17/2039	2,000,000	2,002,485
Garnet CLO 2 Ltd.	3M SOFR + 5.25%	10/20/2038	730,000	726,150
Garnet CLO 3 Ltd.	3M SOFR + 4.95%	10/20/2038	1,500,000	1,484,872
Garnet CLO 4 Ltd.	3M SOFR + 5.00%	01/20/2039	1,500,000	1,485,331
Goldentree Loan Management US CLO 12 Ltd.	3M SOFR + 5.70%	07/20/2037	1,200,000	1,197,827
KKR CLO 60 Ltd.	3M SOFR + 6.10%	01/15/2038	1,325,000	1,327,024
Madison Park Funding LX Ltd.	3M SOFR + 6.50%	10/25/2037	1,250,000	1,095,571
Madison Park Funding XXXIX Ltd.	3M SOFR + 6.25%	10/22/2034	1,500,000	1,190,242
Madison Park Funding XXXVII Ltd.	3M SOFR + 6.60%	04/15/2037	750,000	670,063
Magnetite XXIV Ltd.	3M SOFR + 6.40%	04/15/2035	500,000	497,603
Neuberger Berman CLO 32R Ltd.	3M SOFR + 5.15%	07/20/2039	1,500,000	1,491,815
Neuberger Berman Loan Advisers CLO 27 Ltd.	3M SOFR + 6.75%	07/15/2038	2,000,000	1,954,672
Neuberger Berman Loan Advisers CLO 40 Ltd.	3M SOFR + 5.15%	10/16/2037	2,170,000	2,131,623
Neuberger Berman Loan Advisers CLO 41 Ltd.	3M SOFR + 5.75%	04/15/2034	1,250,000	1,181,237
Neuberger Berman Loan Advisers CLO 57 Ltd.	3M SOFR + 5.50%	10/24/2038	1,875,000	1,870,075
Neuberger Berman Loan Advisers CLO 61 Ltd.	3M SOFR + 4.90%	07/17/2039	720,000	718,971
Oaktree CLO 2019-3 Ltd.	3M SOFR + 6.75%	01/20/2038	750,000	739,410
Oaktree CLO 2022-3 Ltd.	3M SOFR + 6.50%	10/15/2037	2,000,000	1,984,765
Oaktree CLO 2023-1 Ltd.	3M SOFR + 7.50%	04/15/2038	500,000	501,225
Oaktree CLO 2024-26 Ltd.	3M SOFR + 6.34%	04/20/2039	666,000	665,936
OHA Credit Funding 5 Ltd.	3M SOFR + 5.40%	10/18/2037	1,000,000	966,263
OHA Credit Funding 9 Ltd.	3M SOFR + 5.50%	10/19/2037	1,000,000	960,865
Rad CLO 10 Ltd.	3M SOFR + 5.85%	04/23/2034	2,000,000	1,908,206
Rad CLO 11 Ltd.	3M SOFR + 6.25%	04/15/2034	1,300,000	1,272,002
Regatta 33 Funding Ltd.	3M SOFR + 6.65%	07/25/2038	770,000	782,088

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

June 30, 2026 (Continued) (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS DEBT - 27.56%(a)(b)(Continued)
Regatta 34 Funding Ltd.	3M SOFR + 6.50%	07/20/2038	$2,000,000	$2,044,797
Regatta XII Funding Ltd.	3M SOFR + 6.90%	10/15/2037	1,500,000	1,456,293
Regatta XIX Funding Ltd.	3M SOFR + 5.25%	10/20/2038	750,000	723,799
Regatta XXIV Funding Ltd.	3M SOFR + 5.15%	01/20/2038	1,000,000	934,997
Regatta XXIX Funding Ltd.	3M SOFR + 5.85%	09/06/2037	375,000	366,316
RR 19 Ltd.	3M SOFR + 4.70%	04/15/2040	500,000	497,124
Shackleton 2019-XIV CLO Ltd.	3M SOFR + 5.90%	07/20/2034	1,000,000	964,998
Sound Point CLO XVIII Ltd.	3M SOFR + 5.50%	01/21/2031	500,000	272,758
Symphony CLO XXI Ltd.	3M SOFR + 6.60%	07/15/2032	1,000,000	928,302
Texas Debt Capital CLO 2024-I Ltd.	3M SOFR + 5.40%	07/22/2039	1,250,000	1,250,000
Trestles CLO II, Ltd.	3M SOFR + 5.25%	07/15/2039	1,500,000	1,499,750
Trestles CLO IV, Ltd.	3M SOFR + 5.25%	10/30/2038	1,500,000	1,483,742
Voya CLO 2024-1 Ltd.	3M SOFR + 5.25%	07/15/2039	795,000	795,000
TOTAL COLLATERALIZED LOAN OBLIGATIONS DEBT (Cost $98,561,233)				96,171,361

	Estimated Yield	Maturity Date	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS EQUITY - 63.12%(a)(c)
AIMCO CLO 16 Ltd.	9.00%	07/17/2037	$2,146,551	$1,180,603
ALM 2020 Ltd.(d)	N/A	10/15/2029	5,000,000	500
Anchorage Capital CLO 7 Ltd.	23.13%	01/28/2031	1,750,000	360,535
Anchorage Capital CLO 13 LLC	7.14%	04/15/2034	7,000,000	2,136,330
Anchorage Capital CLO 16 Ltd.	8.32%	01/19/2038	3,305,720	1,077,797
Anchorage Capital CLO 1-R Ltd.(d)	N/A	04/13/2031	4,150,000	19,084
Anchorage Capital CLO 3-R Ltd.(d)	N/A	01/28/2031	1,400,000	2,982
Apidos CLO XLIX Ltd	14.66%	10/24/2037	10,000,000	5,169,900
Apidos CLO XLVIII Ltd.	6.42%	07/25/2037	9,000,000	5,376,780
Apidos CLO XXVII(d)	N/A	07/17/2030	1,300,000	6,383
Ares LIX CLO Ltd.	8.90%	04/25/2034	3,500,000	857,640
Ares LVIII CLO Ltd.	9.02%	04/15/2038	12,425,000	4,098,138
Ares XLIV CLO Ltd.	7.93%	04/15/2034	6,288,428	752,158
Ballyrock CLO 19 Ltd.	6.48%	04/20/2035	4,200,000	1,153,320
Benefit Street Partners CLO XII-B Ltd.	10.84%	10/15/2030	4,500,000	2,702,385
Benefit Street Partners CLO XXV Ltd.	18.05%	01/15/2035	5,250,000	2,717,925
Benefit Street Partners CLO XXVII Ltd.	12.34%	10/20/2037	2,250,000	1,647,787
Benefit Street Partners CLO XXXIV Ltd.	7.95%	07/25/2037	4,700,000	2,683,888
Benefit Street Partners CLO XXXVI Ltd.	9.87%	01/25/2038	2,560,000	1,525,069
Benefit Street Partners CLO XXXVIII Ltd.	19.31%	01/25/2038	6,400,000	4,265,984
Carlyle US CLO 2019-4, Ltd.	16.10%	04/15/2035	9,556,500	6,116,160
Carlyle US CLO 2021-10 Ltd.	16.15%	01/20/2038	14,549,815	4,253,202
Carlyle US CLO 2021-2 Ltd.	14.06%	04/20/2038	2,530,000	1,112,972
Carlyle US CLO 2021-4 Ltd.(d)	N/A	04/20/2034	1,000,000	15,000
Carlyle US CLO 2022-2 Ltd.	13.57%	01/20/2038	4,391,000	1,560,913
Carlyle US CLO 2023-2 Ltd.	13.89%	07/20/2036	4,534,341	2,161,294
CIFC Funding 2017-III Ltd.	2.72%	07/20/2030	1,400,000	316,008
CIFC Funding 2017-V Ltd.	5.50%	07/17/2037	6,500,000	1,741,805
CIFC Funding 2018-I Ltd.	8.29%	04/18/2031	10,250,000	2,603,397
CIFC Funding 2018-II Ltd.	13.52%	10/20/2037	5,100,000	1,577,379
CIFC Funding 2018-V Ltd.	6.61%	07/15/2038	5,298,000	1,800,790
CIFC Funding 2019-III Ltd.	10.60%	01/16/2038	840,000	484,680
CIFC Funding 2019-V Ltd.	15.37%	10/15/2038	8,279,438	4,358,379
CIFC Funding 2019-V Ltd.	9.45%	10/15/2038	2,500,000	1,316,025
CIFC Funding 2020-II Ltd.	13.07%	04/16/2039	1,806,500	795,420
CIFC Funding 2021-II Ltd.	11.24%	04/15/2034	7,705,900	3,292,731
CIFC Funding 2021-V Ltd.	14.73%	01/15/2038	10,086,431	5,069,440
CIFC Funding 2022-IV Ltd.	9.29%	07/16/2035	2,500,000	1,257,750
CIFC Funding 2023-III Ltd.	19.12%	01/20/2039	3,500,000	2,276,785
Clover CLO 2019-1 Ltd.	12.24%	04/18/2035	8,339,200	2,854,842
Clover CLO 2021-3 LLC	12.08%	01/25/2035	5,500,000	1,826,055
Diameter Capital CLO 4 Ltd.	17.42%	01/15/2039	840,000	541,439
Diameter Capital CLO 8 Ltd.	21.24%	10/20/2037	3,760,000	2,454,641
Diameter Capital CLO 10 Ltd.	18.79%	04/20/2038	3,355,000	2,329,041
Dryden 87 CLO Ltd.	6.52%	08/20/2038	2,831,400	849,760
Dryden 123 CLO Ltd.	19.35%	04/15/2038	2,000,000	1,344,220

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

June 30, 2026 (Continued) (Unaudited)

	Estimated Yield	Maturity Date	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS EQUITY - 63.12%(a)(c)(Continued)
Galaxy 33 CLO Ltd.	4.05%	04/20/2037	$2,000,000	$939,740
Generate CLO 3 Ltd.	8.47%	10/20/2036	7,008,000	1,998,121
Generate CLO 12 Ltd.	12.26%	07/20/2036	8,000,000	3,832,000
Generate CLO 14 Ltd.	3.83%	04/22/2037	8,000,000	3,423,520
Harmony-Peace Park CLO, Ltd.	10.38%	10/20/2037	5,275,000	2,485,949
Kennedy Lewis CLO 13 Ltd.	25.39%	01/20/2038	6,000,000	3,148,920
Madison Park Funding XXIX Ltd.	10.34%	10/18/2047	4,330,700	898,554
Madison Park Funding XXVIII Ltd.	8.52%	07/15/2030	5,949,336	1,293,981
Madison Park Funding XXXVII Ltd.	5.67%	04/15/2037	4,648,815	1,220,779
Neuberger Berman CLO XXI Ltd.	10.84%	01/20/2039	4,425,109	2,029,665
Neuberger Berman Loan Advisers CLO 47 Ltd.	10.28%	04/14/2035	15,000,000	5,163,600
Neuberger Berman Loan Advisers CLO 50 Ltd.	10.22%	07/23/2036	6,500,000	2,897,050
Neuberger Berman Loan Advisers CLO 53 Ltd.	9.92%	10/24/2037	7,325,000	3,862,253
Neuberger Berman Loan Advisers CLO 54 Ltd.	6.60%	04/23/2038	3,465,000	1,786,519
Neuberger Berman Loan Advisers CLO 55 Ltd.	7.19%	04/22/2038	5,200,000	2,916,888
Niagara Park CLO Ltd.	12.80%	07/17/2032	2,648,000	713,821
NYACK Park CLO Ltd.	10.29%	10/20/2038	1,358,700	424,156
Oak Hill Credit Partners X-R Ltd.	12.17%	04/20/2038	9,091,692	3,078,447
Oaktree CLO 2019-3, Ltd.	9.79%	01/20/2038	4,000,000	1,667,320
Oaktree CLO 2022-3 Ltd.	7.94%	10/15/2037	13,250,000	5,601,172
OCP CLO 2018-15 Ltd.	11.85%	07/20/2031	6,000,000	1,899,660
OCP CLO 2020-8R Ltd.	16.42%	10/17/2038	9,296,000	2,442,431
OCP CLO 2022-24 Ltd.	6.46%	10/20/2037	7,445,299	3,196,341
OCP CLO 2024-36, Ltd.	6.76%	10/16/2037	11,000,000	6,047,910
OCP CLO 2024-38 Ltd.	7.40%	01/21/2038	5,000,000	2,787,600
OHA Credit Partners XI Ltd.	8.29%	04/20/2037	4,003,000	1,770,247
OHA Credit Partners XII Ltd.	5.47%	04/23/2037	17,269,000	6,660,481
OHA Credit Partners XIII Ltd.	9.43%	10/21/2034	1,600,000	777,216
Palmer Square CLO 2024-2 Ltd.	7.04%	07/20/2037	4,000,000	2,215,680
Rad CLO 12 Ltd.	8.58%	10/30/2034	6,000,000	2,011,320
Regatta XIX Funding Ltd.	14.79%	04/20/2035	12,102,000	5,677,290
Regatta XVIII Funding Ltd.	12.66%	01/15/2034	7,175,322	3,217,486
Regatta XXIV Funding Ltd.	10.30%	01/20/2035	5,000,000	1,888,750
Regatta XXVII Funding Ltd.	8.09%	04/26/2037	6,737,000	3,213,549
RR 19 Ltd.	13.32%	10/15/2035	13,108,000	8,113,459
RR 25 Ltd.	7.61%	10/15/2037	9,780,000	4,683,349
Sixth Street CLO XVI Ltd.	16.29%	10/20/2032	9,170,000	4,921,997
Sixth Street CLO XVII Ltd.	10.83%	01/20/2034	1,100,000	523,479
Sixth Street CLO XXIV Ltd.	5.50%	04/23/2037	7,500,000	3,777,075
Sixth Street CLO XXV Ltd.	6.24%	07/24/2037	7,000,000	3,447,500
THL Credit Wind River 2018-2 CLO Ltd.(d)	N/A	07/15/2030	3,031,000	58,347
THL Credit Wind River 2018-3 CLO Ltd.(d)	N/A	01/20/2031	3,000,000	139,500
Thompson Park CLO Ltd.	10.37%	04/15/2034	4,000,000	1,100,796
TICP CLO XV Ltd.	9.81%	04/20/2033	21,000,000	7,523,250
Unity-Peace Park CLO Ltd.	9.24%	04/20/2035	4,000,000	740,760
TOTAL COLLATERALIZED LOAN OBLIGATIONS EQUITY (Cost $331,679,245)				220,263,244

	Coupon	Maturity Date	Principal Amount	Value
CORPORATE BONDS - 1.15%(a)

Chemicals - 0.11%
Herens Holdco S.a.r.l., Senior Secured Bond	4.75%	05/15/2028	$444,000	$388,926
Diversified Telecommunication Services - 0.14%
Altice France SA, Senior Secured Bond	6.88%	07/15/2032	508,385	493,085
Health Care Providers & Services - 0.05%
LifePoint Health, Inc., Senior Secured Bond	7.00%	05/01/2034	200,000	191,577
Independent Power/Renewable Electricity Producers - 0.04%
NRG Energy, Inc., Senior Unsecured Bond	5.88%	05/15/2034	143,000	142,214
Industrial Conglomerates - 0.13%
MajorDrive Holdings IV, LLC, Senior Unsecured Bond	6.38%	06/01/2029	545,000	453,297

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

June 30, 2026 (Continued) (Unaudited)

	Coupon	Maturity Date	Principal Amount	Value
CORPORATE BONDS - 1.15%(a)(Continued)

Insurance - 0.08%
Asurion LLC and Asurion Co-Issuer, Inc., Senior Unsecured Bond	8.38%	02/01/2034	$309,000	$285,960
Media - 0.20%
Gray Media, Inc., Senior Secured Bond	7.25%	08/15/2033	722,000	709,697
Oil, Gas & Consumable Fuels - 0.03%
Venture Global LNG, Inc., Senior Secured Bond	6.38%	12/15/2034	96,000	94,338
Software - 0.24%
Playtika Holding Corp., Senior Unsecured Bond	4.25%	03/15/2029	381,000	341,183
UKG, Inc., Senior Secured Bond	6.88%	02/01/2031	500,000	485,715
				826,898
Technology Hardware, Storage & Peripherals - 0.01%
CoreWeave, Inc.	9.63%	07/15/2032	27,000	26,639
Wireless Telecommunication Services - 0.12%
Digicel International Finance Ltd., Senior Secured Bond	8.63%	08/01/2032	404,000	416,711
TOTAL CORPORATE BONDS (Cost $4,224,016)				4,029,342

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SECURED SECOND LIEN LOANS - 0.58%(b)

Diversified Consumer Services - 0.03%
TruGreen LP, Initial	3M SOFR + 8.76%	11/02/2028	$125,392	$110,972
Electronic Equipment, Instruments & Components - 0.02%
Infinite Bidco LLC, Initial	3M SOFR + 7.26%	03/02/2029	69,869	68,516
Insurance - 0.38%
Alera Group, Inc., Second Lien Initial	1M SOFR + 5.50%	05/30/2033	750,000	711,878
Asurion, LLC, New B-4	3M SOFR + 5.51%	01/20/2029	629,844	621,656
				1,333,534
Pharmaceuticals - 0.04%
Alvogen Pharma US, Inc., TL	3M SOFR + 2.50%	03/01/2029	248,472	136,659
Software - 0.11%
Kaseya, TL	3M SOFR + 5.00%	03/21/2033	644,172	387,308
TOTAL SECURED SECOND LIEN LOANS (Cost $2,444,670)				2,036,989

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS - 71.19%(b)

Aerospace & Defense - 1.70%
Arcline FM Holdings, LLC, 2025-1 New	6M SOFR + 2.75%	06/23/2030	$857,027	$859,290
Modern Aviation FBO Holdings LLC, Initial	1M SOFR + 3.00%	05/16/2033	156,762	156,762
PennAero, Initial	3M SOFR + 3.25%	03/16/2033	339,888	341,376
Propulsion (BC) Newco LLC, Initial	3M SOFR + 2.50%	12/01/2032	386,596	387,442
Signia Aerospace, 2026 Delayed Draw(e)	3M SOFR + 2.50%	12/11/2031	28,643	28,579
Signia Aerospace, 2026 Initial	3M SOFR + 2.50%	12/11/2031	2,104,570	2,103,265
Smiths Detection Group, Facility B	1M SOFR + 2.50%	06/02/2033	136,365	136,195
Transdigm, Inc., Tranche J	1M SOFR + 2.50%	02/28/2031	1,063,859	1,063,986
Transdigm, Inc., Tranche M	1M SOFR + 2.50%	08/19/2032	169,456	169,477
Transdigm, Inc., Tranche N	1M SOFR + 2.50%	02/13/2033	689,378	689,268
				5,935,640
Air Freight & Logistics - 0.18%
Brown Group Holding, LLC, 2022 Incremental B-2	3M SOFR + 2.50%	07/01/2031	466,842	467,734
Lasership, Inc., Tranche B	3M SOFR + 4.76%	08/10/2029	186,820	107,702
Lasership, Inc., Tranche E	3M SOFR + 7.76%	08/10/2029	512,712	46,785
				622,221

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

June 30, 2026 (Continued) (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS - 71.19%(b)(Continued)

Airlines - 0.10%
American Airlines, Inc., 2026 Incremental	3M SOFR + 3.00%	05/29/2033	$362,591	$357,758
Auto Components - 0.65%
Clarios Global LP, Amendment No. 7	1M SOFR + 2.50%	01/28/2032	1,243,429	1,243,429
Eagle Recycling Bidco, Inc., Closing Date Initial	1M SOFR + 3.75%	12/17/2032	540,176	540,041
Holley, Inc., TL	1M SOFR + 3.86%	11/17/2028	493,860	490,526
				2,273,996
Automobiles - 1.64%
American Axle & Manufacturing, Inc., Tranche C	1M SOFR + 3.25%	02/03/2033	992,487	992,070
Mavis Tire Express Services Topco, Corp., 2026-1 First Lien Incremental	6M SOFR + 3.25%	05/06/2033	578,997	577,995
RealTruck Group, Inc., First Out	3M SOFR + 5.75%	01/31/2031	65,820	67,183
RVR Dealership Holdings, LLC, 2026 Term B	3M SOFR + 4.50%	02/26/2033	615,632	593,777
Tenneco, Inc., Term A	3M SOFR + 4.85%	11/17/2028	1,227,758	1,220,723
Tenneco, Inc., Term B	3M SOFR + 5.10%	11/17/2028	576,970	574,085
The Hertz Corp., 2023 Incremental	3M SOFR + 3.75%	06/30/2028	24,691	17,212
The Hertz Corp., Initial Term B	3M SOFR + 3.76%	06/30/2028	901,027	634,818
The Hertz Corp., Initial Term C	3M SOFR + 3.76%	06/30/2028	178,277	125,605
Wand NewCo 3, Inc., Tranche B-2	1M SOFR + 2.50%	01/30/2031	906,774	905,260
				5,708,728
Building Products - 3.80%
ADI Global Distribution, Initial	1M SOFR + 2.75%	06/17/2033	152,913	153,104
AI Aqua Merger Sub, Inc., 2026 Refinancing Term B	1M SOFR + 2.50%	07/31/2028	2,144,653	2,141,779
AI Aqua Merger Sub, Inc., Initial Term B	1M SOFR + 2.50%	07/24/2033	877,500	876,517
American Residential Services, 2025 Refinancing	3M SOFR + 2.75%	02/02/2032	396,000	396,990
Chariot Buyer LLC, Amendment No. 5 Incremental	1M SOFR + 3.00%	09/08/2032	1,323,952	1,323,647
Cornerstone Building Brands, Inc., Initial	3M SOFR + 5.63%	08/01/2028	491,094	279,924
Cornerstone Building Brands, Inc., Tranche B	3M SOFR + 3.35%	04/12/2028	1,238,684	751,881
Cornerstone Building Brands, Inc., Tranche C	3M SOFR + 4.50%	05/15/2031	294,197	149,452
Groundworks, LLC, Initial	1M SOFR + 3.00%	03/14/2031	1,511,368	1,503,176
Hobbs & Associates, LLC, Closing Date	1M SOFR + 2.75%	07/23/2031	922,965	920,658
Icebox Holdco III, Inc., Initial	3M SOFR + 3.25%	12/22/2031	952,940	954,827
MI Windows and Doors, LLC, 2024 Incremental	1M SOFR + 2.75%	03/28/2031	92,836	91,505
TAMKO Building Products, LLC, 2026 Incremental	1M SOFR + 3.00%	09/20/2030	109,391	109,254
White Cap Buyer, LLC, Tranche C	1M SOFR + 3.25%	10/19/2029	2,881,238	2,874,525
Wilsonart International, Initial	3M SOFR + 4.25%	08/05/2031	800,610	721,750
				13,248,989
Capital Markets - 0.36%
Hudson River Trading LLC, Term B-2	1M SOFR + 2.50%	03/18/2030	1,267,900	1,258,175
Chemicals - 2.43%
Bond US Bidco, Inc., Initial	1M SOFR + 3.50%	05/06/2033	412,590	413,724
CP Iris Holdco I, Inc. and CP Iris Holdco II, Inc., Delayed Draw(e)	1M SOFR + 4.00%	10/27/2032	65,468	60,874
CP Iris Holdco I, Inc. and CP Iris Holdco II, Inc., Initial	1M SOFR + 4.00%	10/27/2032	758,501	719,438
Discovery Purchaser Corp., Initial	3M SOFR + 3.75%	10/04/2029	1,033,492	1,028,325
Herens Holdco S.a.r.l., Facility B	3M SOFR + 4.03%	07/03/2028	1,373,544	1,298,260
Ineos Quattro Holdings UK Ltd., 2029 Tranche B	1M SOFR + 4.35%	04/02/2029	337,789	296,832
Ineos US Finance LLC, 2028 TL	1M SOFR + 2.50%	11/08/2028	501,972	500,717
Ineos US Finance LLC, 2031 Repriced	1M SOFR + 3.00%	02/07/2031	945,851	836,369
Ineos US Petrochem LLC, 2030 Tranche B	1M SOFR + 3.85%	03/14/2030	249,357	210,395
Ineos US Petrochem LLC, 2031 Tranche B	1M SOFR + 4.25%	10/07/2031	93,731	78,442
Lummus Technology Holdings V LLC, Amendment No. 4 Existing Term B	1M SOFR + 2.50%	12/31/2029	1,058,987	1,043,674
MSOF Beacon, LLC, Initial	3M SOFR + 2.50%	12/23/2032	125,137	125,294
Nouryon USA LLC, Repriced 2024 B-1	6M SOFR + 3.25%	04/03/2028	512,733	512,307
Nouryon USA LLC, Repriced 2024 B-2	6M SOFR + 3.25%	04/03/2028	593,551	592,625
Wesco Group LLC, Initial Term B	3M SOFR + 3.00%	10/09/2031	188,785	189,140
Windsor Holdings III, LLC., 2025 Term B	1M SOFR + 2.75%	08/01/2030	566,073	565,365
				8,471,781

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

June 30, 2026 (Continued) (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS - 71.19%(b)(Continued)

Commercial Services & Supplies - 2.57%
Allied Universal Holdco LLC, Amendment No. 7 Replacement	1M SOFR + 3.25%	08/20/2032	$1,914,271	$1,914,023
AmSpec Parent, LLC, Amendment No. 2 TL	3M SOFR + 3.00%	12/22/2031	1,203,529	1,204,130
Ankura Consulting Group LLC, 2024-2 Repricing	3M SOFR + 3.50%	12/29/2031	1,591,599	1,501,674
Belfor USA Group, Inc., Tranche B-5	1M SOFR + 2.75%	11/01/2030	1,192,114	1,187,143
Emerald Expositions Holdings, Inc., Closing Date Term B	1M SOFR + 3.50%	06/17/2033	217,738	216,921
First Advantage Holdings, LLC, Term B-3	3M SOFR + 2.75%	10/31/2031	111,035	109,468
Garda World Security Corp., Fifteenth Additional TL	3M SOFR + 2.75%	02/01/2029	1,405,749	1,401,883
Genuine Financial Holdings, LLC, 2025 Replacement	1M SOFR + 3.25%	09/27/2030	1,489,437	1,439,481
				8,974,723
Communications Equipment - 0.27%
Global Tel Link Corp., Initial	1M SOFR + 7.50%	08/06/2029	118,085	119,266
Gogo Intermediate Holdings LLC, Initial	1M SOFR + 3.86%	04/30/2028	902,764	830,452
				949,718
Construction & Engineering - 0.53%
DG Investment Intermediate Holdings 2, Inc., Closing Date Initial	1M SOFR + 3.25%	07/09/2032	1,843,264	1,845,568
Construction Materials - 0.59%
Artera Services, LLC, Tranche C	1M SOFR + 4.50%	02/15/2031	243,647	214,831
LSF12 Crown US Commercial Bidco LLC, 2026 Refinancing	1M SOFR + 3.00%	12/02/2031	1,498,603	1,501,286
Tiger Acquisition LLC, Initial	1M SOFR + 2.50%	08/23/2032	344,645	345,434
				2,061,551
Containers & Packaging - 1.98%
Berlin Packaging LLC, 2025 Replacement	3M SOFR + 3.25%	06/07/2031	747,566	743,178
Clydesdale Acquisition Holdings, Inc., 2025 Incremental Closing Date Term B	1M SOFR + 3.25%	04/01/2032	1,125,511	1,080,254
Clydesdale Acquisition Holdings, Inc., Term B	1M SOFR + 3.18%	04/13/2029	500,000	490,565
Pelican Products, Inc., Initial	3M SOFR + 4.51%	12/29/2028	469,159	448,192
Pregis TopCo LLC, Tenth Amendment	1M SOFR + 3.75%	02/01/2029	217,404	217,908
Proampac PG Borrower LLC, Initial	3M SOFR + 4.00%	03/07/2033	580,914	570,231
RLG Holdings, LLC, Closing Date Initial	3M SOFR + 4.51%	07/07/2028	1,308,727	500,588
Sabert Corp., 2026 Refinancing	1M SOFR + 3.25%	12/10/2028	952,978	955,761
Sword Purchaser, LLC, Initial	1M SOFR + 4.00%	04/09/2033	1,158,106	1,127,891
Tricorbraun Holdings, Inc., Closing Date Initial	1M SOFR + 3.25%	03/03/2031	843,694	787,538
				6,922,106
Distributors - 0.94%
Aramsco Parent, Inc., Closing Date Initial	3M SOFR + 4.75%	10/10/2030	383,605	214,819
BCPE Empire Holdings, Inc., Amendment No. 8 Refinancing	1M SOFR + 3.25%	12/11/2030	2,384,954	2,350,682
BCPE Empire Holdings, Inc., Amendment No. 10	1M SOFR + 3.50%	12/29/2032	741,972	732,082
				3,297,583
Diversified Consumer Services - 2.10%
AAdvantage Loyalty IP Ltd. and American Airlines, Inc., 2025 Incremental	3M SOFR + 2.75%	05/28/2032	1,070,713	1,070,714
Anticimex Global AB, Facility B8	3M SOFR + 2.90%	11/17/2031	504,867	505,316
Sabre GLBL Inc, 2025 Other Term B-1	1M SOFR + 6.35%	07/30/2029	246,741	219,353
Sabre GLBL Inc, 2025 Other Term B-2	1M SOFR + 6.35%	07/30/2029	147,978	131,578
Spin Holdco Inc. and Air-Serv Canada, Inc., FL2O	3M SOFR + 4.00%	09/04/2030	2,111,943	1,581,719
Spin Holdco Inc. and Air-Serv Canada, Inc., Initial FL1O	3M SOFR + 5.43%	09/04/2030	332,590	340,851
Staples, Inc., Closing Date	3M SOFR + 5.75%	09/04/2029	163,710	151,857
Stubhub Holdings, Inc., Extended Term B	1M SOFR + 4.75%	03/15/2030	1,191,320	1,197,646
The Knot Worldwide, Inc., Amendment No. 5	1M SOFR + 3.75%	01/31/2028	861,577	598,003
Wash Bidco, Inc., Initial	1M SOFR + 3.00%	09/10/2032	546,333	547,016
WestJet Loyalty LP, Initial	3M SOFR + 2.75%	02/14/2031	1,023,324	990,066
				7,334,119
Diversified Financial Services - 4.60%
Ascensus Holdings, Inc., Amendment No. 4 Replacement	1M SOFR + 3.00%	11/25/2032	1,197,997	1,168,550
Blackhawk Network Holdings, Inc., Term B-3	1M SOFR + 3.50%	03/12/2029	1,671,833	1,662,437
Citrin Cooperman Advisors LLC, Initial	3M SOFR + 3.00%	04/01/2032	282,519	274,044
CoreLogic, Inc., Initial	1M SOFR + 3.61%	06/02/2028	972,563	960,406
First Eagle Holdings, Inc., Initial	3M SOFR + 3.50%	08/16/2032	849,896	848,519

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

June 30, 2026 (Continued) (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS - 71.19%(b)(Continued)

Diversified Financial Services - 4.60% (Continued)
FNZ USA FINCO, LLC, Initial	3M SOFR + 5.00%	11/05/2031	$1,301,515	$1,025,763
Focus Financial Partners, LLC, Tranche B	1M SOFR + 2.50%	09/15/2031	1,970,396	1,920,151
Grant Thornton Advisors LLC, 2025 Incremental	1M SOFR + 2.75%	06/02/2031	1,758,401	1,670,305
Hightower Holdings, LLC, Amendment No. 10 Replacement	3M SOFR + 2.75%	02/03/2032	1,565,784	1,552,334
Janus Henderson, Inc., Fungible Initia	1M SOFR + 2.75%	03/25/2033	70,088	69,942
Nexus Buyer, LLC, Amendment No. 9 Refinancing	1M SOFR + 3.50%	07/31/2031	3,569,918	3,434,440
Nexus Buyer, LLC, Amendment No. 10	1M SOFR + 4.00%	07/31/2031	514,398	496,672
Osmose Holdings, Initial	1M SOFR + 3.36%	06/23/2028	991,443	984,939
				16,068,502
Diversified Telecommunication Services - 1.71%
Cogeco Financing 2 LP, Term B	1M SOFR + 3.25%	09/18/2030	293,935	262,337
DIRECTV Financing, LLC, 2024 TL	3M SOFR + 5.51%	08/02/2029	511,312	513,551
LCPR Loan Financing LLC, 2021 Additional	3M SOFR + 4.01%	10/16/2028	558,979	318,154
Numericable US LLC, USD TLB-14	3M SOFR + 6.88%	05/31/2031	826,212	841,911
Syniverse Holdings, LLC, Initial	3M SOFR + 7.00%	05/13/2027	554,055	473,323
Viasat, Inc., Incremental	1M SOFR + 4.61%	05/30/2030	369,549	371,090
Viasat, Inc., Initial	1M SOFR + 4.61%	03/02/2029	642,352	645,243
Wide Open West Finance, LLC, First Out	3M SOFR + 7.26%	12/11/2028	791,236	799,481
Wide Open West Finance, LLC, Second Out	3M SOFR + 3.26%	12/11/2028	248,734	225,789
Zacapa S.a.r.l., Initial	3M SOFR + 3.75%	03/22/2029	1,522,342	1,518,064
				5,968,943
Electrical Equipment - 0.65%
Pioneer Acquisitionco, LLC, Amendment No. 1 Initial	3M SOFR + 2.50%	10/27/2032	161,693	161,643
Resilience Parent, LLC, Initial	3M SOFR + 2.50%	02/28/2033	565,340	563,983
Spectris, Facility B2	3M SOFR + 2.75%	12/06/2032	130,022	130,455
Trio Bidco, LLC, Closing Date Term B	3M SOFR + 4.00%	10/29/2032	1,226,005	1,201,865
Watlow Electric Manufacturing Co., 2026 Replacement Term Loans	1M SOFR + 2.75%	06/10/2033	201,987	201,609
				2,259,555
Electronic Equipment, Instruments & Components - 0.14%
Infinite Bidco LLC., TL	3M SOFR + 4.01%	03/02/2028	494,984	490,446
Food & Staples Retailing - 0.82%
BW Gas & Convenience Holdings, LLC, Initial	1M SOFR + 3.61%	03/31/2028	682,332	683,184
EG America, LLC, New Facility B4	3M SOFR + 3.25%	02/10/2031	1,368,443	1,371,864
Upbound, 2025 TL	3M SOFR + 2.75%	08/13/2032	818,119	818,463
				2,873,511
Food Products - 0.33%
Aspire Bakeries Holdings LLC, Initial Term B	1M SOFR + 3.00%	12/23/2030	43,395	43,522
Pacific Bells, LLC, Initial Term B-1	3M SOFR + 3.50%	11/13/2028	493,371	494,066
Snacking Investments US LLC, 2026 U.S. TL	1M SOFR + 3.00%	10/29/2032	318,218	318,816
TreeHouse Foods, Inc., Initial	1M SOFR + 4.25%	02/11/2033	290,175	290,735
				1,147,139
Health Care Equipment & Supplies - 0.89%
Bausch & Lomb Corp., Fourth Amendment	1M SOFR + 3.75%	01/15/2031	1,358,114	1,359,812
Hanger, Inc., Delayed Draw(e)	1M SOFR + 3.50%	10/23/2031	111,413	111,864
Hanger, Inc., Initial	1M SOFR + 3.50%	10/23/2031	1,215,301	1,218,777
Paradigm Parent, LLC, Initial	3M SOFR + 4.50%	04/16/2032	488,699	418,267
				3,108,720
Health Care Providers & Services - 4.83%
ADMI Corp., TL-B2	1M SOFR + 3.49%	12/23/2027	259,957	231,502
Charlotte Buyer, Inc., Third Refinancing	1M SOFR + 4.50%	06/11/2031	2,028,181	2,024,550
CHG Healthcare Services, Inc., Amendment No. 8 Refinancing	3M SOFR + 3.00%	09/29/2031	1,132,810	1,132,754
Cotiviti, Inc., Floating Rate TL	1M SOFR + 2.75%	05/01/2031	590,180	538,912
Covetrus, Inc., Initial	3M SOFR + 5.00%	10/13/2029	1,004,943	972,282
ExamWorks Group, Inc., 2025 Refinancing	1M SOFR + 2.50%	02/06/2033	682,045	682,331
Global Medical Response, Inc., Initial	1M SOFR + 3.25%	10/01/2032	1,418,944	1,422,108
Ingenovis Health, Inc., Initial	3M SOFR + 5.25%	05/27/2032	378,089	263,717
Lifepoint Health, Inc., 2024 Refinancing	3M SOFR + 3.75%	05/17/2031	2,345,807	2,307,688

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

June 30, 2026 (Continued) (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS - 71.19%(b)(Continued)

Health Care Providers & Services - 4.83% (Continued)
National Mentor Holdings, Inc., Closing Date First Lien Term Loan Facility	1M SOFR + 6.00%	12/12/2030	$549,680	$552,912
Outcomes Group Holdings, Inc., 2025 Replacement	1M SOFR + 3.00%	05/06/2031	588,177	589,653
Parexel International, Inc., Seventh Amendment	1M SOFR + 2.50%	12/12/2031	399,823	399,823
Select Medical Corp., Tranche B-3	1M SOFR + 3.00%	12/31/2031	596,638	598,129
Sharp Services, LLC, Tranche E	3M SOFR + 3.00%	09/29/2032	732,818	734,343
Solaris US BidCo, LLC, Initial	3M SOFR + 5.25%	11/29/2030	1,730,751	1,705,880
Southern Veterinary Partners, LLC, 2025 New TL	3M SOFR + 2.50%	12/04/2031	1,213,495	1,211,407
Summit Behavioral Health, LLC, First Out	3M SOFR + 5.75%	12/31/2029	177,865	177,698
Summit Behavioral Health, LLC, Second Out	3M SOFR + 4.25%	12/31/2029	650,220	353,069
WCG Intermediate Corp., 2026 Refinancing	1M SOFR + 2.75%	02/25/2032	975,489	967,578
				16,866,336
Health Care Technology - 1.66%
Athenahealth Group, Inc., Fourth Amendment	1M SOFR + 3.25%	02/16/2032	2,190,694	2,165,502
Gainwell Acquisition Corp., Term B	3M SOFR + 4.10%	10/01/2027	358,456	352,782
Hopper Merger Sub, Inc., Initial Term B	3M SOFR + 2.25%	04/07/2033	1,399,556	1,368,359
Raven Acquisition Holdings, LLC, Initial	1M SOFR + 3.00%	11/19/2031	1,167,397	1,151,019
Zelis Payments Buyer, Inc. & Zelis Cost Management Buyer, Inc., Amendment No. 5	1M SOFR + 3.25%	11/26/2031	772,974	753,572
				5,791,234
Hotels, Restaurants & Leisure - 4.08%
19th Holdings Golf, LLC, Initial	1M SOFR + 3.35%	02/07/2029	992,248	994,421
Allwyn International A.S., New B Facility	3M SOFR + 2.50%	11/24/2032	897,615	885,272
Arcis Golf, LLC, Amendment No. 3	1M SOFR + 2.75%	11/24/2028	255,104	255,423
Betclic Group, Facility B	3M SOFR + 2.75%	12/10/2031	283,241	283,329
Bulldog Purchaser, Inc., Initial	3M SOFR + 3.25%	02/04/2033	1,331,427	1,331,987
Catawba Nation Gaming Authority, Term B	3M SOFR + 4.75%	03/29/2032	1,207,867	1,205,922
Dave & Buster's, Inc., 2024 Incremental Term B	3M SOFR + 3.25%	11/01/2031	995,447	804,102
Dave & Buster's, Inc., 2024 Refinancing Term B	3M SOFR + 3.25%	06/29/2029	446,565	391,861
Fertitta Entertainment, LLC, Initial B	1M SOFR + 3.25%	01/27/2029	1,434,752	1,432,571
Fitness International, LLC, Term B	1M SOFR + 4.50%	02/12/2029	964,983	964,018
Flynn Restaurant Group LP, Series 2025	1M SOFR + 3.75%	01/28/2032	1,326,918	1,311,937
Horizon Midco 2 Ltd., Term B	3M SOFR + 4.75%	10/31/2031	585,257	545,752
Kingpin Intermediate Holdings LLC, Amendment No. 15	1M SOFR + 3.25%	09/22/2032	1,240,719	1,076,634
LC Ahab US Bidco LLC, Initial	1M SOFR + 2.50%	05/01/2031	1,014,571	1,012,035
MIC Glen LLC, 2025 TL	1M SOFR + 3.25%	07/21/2028	377,639	377,756
Motion Finco, LLC, Facility B3	3M SOFR + 3.50%	11/12/2029	489,507	415,978
Pioneer OpCo, LLC, Term B	1M SOFR + 3.25%	05/15/2033	628,037	629,947
Tacala, LLC, Amendment No. 4 Replacement	1M SOFR + 3.00%	01/31/2031	308,532	308,597
				14,227,542
Household Durables - 0.54%
Fender Musical Instruments Corp., Initial	1M SOFR + 4.10%	12/01/2028	182,101	172,814
Hunter Douglas, Inc., Tranche B-1	3M SOFR + 3.00%	01/17/2032	1,703,481	1,699,938
				1,872,752
Independent Power/Renewable Electricity Producers - 0.72%
Carroll County Energy LLC, TL	3M SOFR + 2.75%	06/30/2031	610,685	611,705
CPV Three Rivers, LLC, Term B	3M SOFR + 2.75%	04/15/2033	177,511	177,141
Hunterstown Generation, LLC, New TL	3M SOFR + 1.75%	11/06/2031	439,646	438,987
South Field Energy LLC, Term Loan B	3M SOFR + 3.00%	08/29/2031	1,223,803	1,223,289
South Field Energy LLC, Term Loan C Advances	3M SOFR + 3.00%	08/29/2031	80,220	80,186
				2,531,308
Industrial Conglomerates - 2.90%
Astro Acquisition, LLC, 2026-1 New	3M SOFR + 2.50%	08/30/2032	371,675	371,675
BG MS US Holdings, LLC, Term B	3M SOFR + 4.75%	10/22/2032	1,180,312	1,168,013
Cube Industrials Buyer, Inc., 2025 TL	3M SOFR + 3.00%	10/17/2031	1,040,717	1,040,717
LSF12 Crown US Commercial Bidco, LLC, TL	1M SOFR + 3.50%	02/10/2033	455,935	446,981
MajorDrive Holdings IV, LLC, 2022 Incremental	3M SOFR + 5.65%	06/01/2029	284,827	272,009
MajorDrive Holdings IV, LLC, Initial	3M SOFR + 4.26%	06/01/2028	243,236	232,955
Merlin Buyer, Inc., Initial	3M SOFR + 4.00%	04/15/2033	1,075,327	1,076,671
Oak-Eagle Acquireco, Inc., Term B	1M SOFR + 3.50%	03/24/2033	948,067	950,105
SunSource Borrower, LLC, Initial	1M SOFR + 4.10%	03/25/2031	2,207,764	2,208,228

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

June 30, 2026 (Continued) (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS - 71.19%(b)(Continued)

Industrial Conglomerates - 2.90% (Continued)
Tk Elevator Midco GmbH, Facility B2	3M SOFR + 2.75%	04/30/2030	$19,026	$19,103
TK Elevator Midco GmbH, New Facility B	6M SOFR + 2.75%	04/30/2030	2,327,430	2,336,205
				10,122,662
Insurance - 5.01%
Acrisure LLC, 2024 Repricing Term B-6	1M SOFR + 3.00%	11/06/2030	1,374,675	1,240,644
Alera Group, Inc., 2026-1	1M SOFR + 2.75%	05/30/2032	1,181,085	1,120,413
Alliant Holdings Intermediate, LLC, 2025 Replacement	1M SOFR + 2.50%	09/19/2031	615,400	606,594
Ardonagh Group Finco Pty and Ardonagh Finco BV, Syndicated Facility B	6M SOFR + 3.00%	02/15/2031	859,751	830,202
Asurion, LLC, New B-12	3M SOFR + 4.25%	09/19/2030	307,780	303,779
Asurion, LLC, New B-13	3M SOFR + 4.25%	09/19/2030	477,726	472,055
Asurion, LLC, New B-14	3M SOFR + 3.75%	02/23/2033	1,125,909	1,062,576
BroadStreet Partners, Inc., Term B-4	1M SOFR + 2.50%	06/13/2031	2,345,397	2,259,907
Hyperion Refinance S.a.r.l, 2025-3 Refinancing Term Loans	1M SOFR + 2.75%	04/18/2030	298,054	280,395
Hyperion Refinance S.a.r.l., 2025-2 Refinancing	1M SOFR + 2.75%	02/15/2031	2,774,959	2,599,443
IMA Financial Group, Inc., Initial	1M SOFR + 3.00%	11/01/2028	1,898,478	1,890,561
OneDigital Borrower LLC, 2025 Refinancing	1M SOFR + 3.00%	07/02/2031	1,304,330	1,261,613
Sedgwick Claims Management Services, Inc., 2023 TL	1M SOFR + 2.50%	07/31/2031	719,426	710,073
The Baldwin Insurance Group Holdings, LLC, Refinancing Term B-2	1M SOFR + 2.50%	05/26/2031	1,162,287	1,136,867
TIH Insurance Holdings, LLC, Amendment No. 1 Replacement	3M SOFR + 2.75%	05/06/2031	1,223,713	1,193,426
Trucordia Insurance Holdings, LLC, Initial	3M SOFR + 3.25%	06/17/2032	563,673	501,669
				17,470,217
IT Services - 1.33%
Ahead DB Holdings, LLC, Term B-3	3M SOFR + 2.50%	02/01/2031	1,237,318	1,215,244
Avalara, Inc., New TL	3M SOFR + 2.50%	03/26/2032	1,064,266	1,017,173
Constant Contact, Inc., Initial	3M SOFR + 4.26%	02/10/2028	620,923	601,408
Disco Parent, Inc., TL	3M SOFR + 3.00%	08/06/2032	94,057	91,705
Ping Identity Holding Corp., Initial	1M SOFR + 2.25%	11/15/2032	523,012	508,629
Rackspace Technology Global, Inc., New Term B	1M SOFR + 2.86%	05/15/2028	226,585	205,032
Rackspace Technology Global, Inc., Super-Priority Term B	1M SOFR + 6.36%	05/15/2028	989,873	1,009,671
				4,648,862
Life Sciences Tools & Services - 0.29%
Precision Medicine Group, LLC, Amendment No. 4 Refinancing	3M SOFR + 3.50%	08/20/2032	1,015,285	1,008,726
Machinery - 1.17%
Element Materials Technology Group US Holdings, Inc., Initial Term B	3M SOFR + 3.50%	07/06/2029	1,097,965	1,101,621
Engineered Machinery Holdings, Inc., 2025 Refinancing	3M SOFR + 3.25%	11/26/2032	497,487	499,676
Indicor, LLC, Tranche E	1M SOFR + 2.50%	11/22/2029	1,520,972	1,519,147
Pro Mach Group, Inc., Amendment No 8.	1M SOFR + 2.50%	10/15/2032	787,226	787,422
Victory Buyer LLC, Initial	3M SOFR + 3.00%	02/13/2033	177,708	177,974
				4,085,840
Media - 3.41%
Aragorn Parent Corp., 2026 Replacement	1M SOFR + 3.50%	12/16/2030	1,065,750	1,067,082
Arches Buyer, Inc., Initial	1M SOFR + 3.35%	12/06/2027	1,477,205	1,471,252
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing	1M SOFR + 4.11%	08/21/2028	1,250,000	1,248,887
Creative Artists Agency, LLC, 2025 Refinancing	1M SOFR + 2.50%	10/01/2031	788,226	787,509
Discovery Global Holdings, Inc., Initial	1M SOFR + 2.50%	06/03/2033	641,280	641,222
Endeavor Group Holdings, Inc., Term Loan B	1M SOFR + 2.75%	03/24/2032	2,163,267	2,162,186
Red Planet Borrower, LLC, Initial	1M SOFR + 3.75%	09/08/2032	361,192	360,791
Summer (BC) Bidco B LLC, Extended Facility B1	3M SOFR + 5.26%	02/15/2029	1,000,728	852,981
Terrier Media Buyer, Inc., Term B-2	3M SOFR + 3.60%	06/18/2029	248,726	224,129
United Talent Agency, LLC, Term B	1M SOFR + 3.00%	06/10/2032	1,407,449	1,410,095
Univision Communications, Inc., 2024 Replacement	1M SOFR + 3.61%	01/31/2029	956,600	949,129
Wasserman Media Group, LLC, New Initial	1M SOFR + 2.50%	06/23/2032	719,457	718,112
				11,893,375
Oil, Gas & Consumable Fuels - 0.57%
Fleet U.S. Bidco, Inc., Facilty B2	1M SOFR + 2.75%	02/21/2031	99,502	99,502
Pelican Pipeline, LLC, Initial	3M SOFR + 2.75%	03/25/2033	509,974	509,974
Prairie Acquiror LP, Initial Term B-5	1M SOFR + 3.25%	08/01/2029	1,368,809	1,371,889
				1,981,365

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

June 30, 2026 (Continued) (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS - 71.19%(b)(Continued)

Paper & Forest Products - 0.23%
Closure Systems Intl. Group, Inc., Amendment No. 6 Repriced	1M SOFR + 3.00%	03/22/2029	$792,931	$792,931
Pharmaceuticals - 1.22%
Amneal Pharmaceuticals LLC, Amendment No. 2	1M SOFR + 3.00%	08/01/2032	1,918,150	1,924,153
Endo Finance Holdings, Inc., 2024 Refinancing	1M SOFR + 3.75%	04/23/2031	512,548	512,548
Opal Bidco SA, Facility B6	3M SOFR + 2.50%	04/28/2032	1,833,740	1,831,283
				4,267,984
Professional Services - 4.56%
AQ Carver Buyer, Inc., 2023 Refinancing	6M SOFR + 5.60%	08/02/2029	852,932	693,715
Armor Holdco, Inc., 2025-1 Incremental	6M SOFR + 3.75%	12/10/2031	1,524,369	1,521,991
Berkeley Research Group, Initial	3M SOFR + 3.25%	05/01/2032	681,372	679,792
DS Admiral Bidco, LLC, Initial	3M SOFR + 4.25%	06/26/2031	2,312,405	2,198,427
Eisner Advisory Group, LLC, February 2024 Incremental	1M SOFR + 4.00%	02/28/2031	1,040,145	1,019,779
Omnia Partners, LLC, First Amendment Incremental	3M SOFR + 5.00%	05/31/2032	541,500	540,200
Omnia Partners, LLC, Initial	3M SOFR + 2.75%	12/31/2032	2,279,735	2,280,875
OPENLANE, Inc., 2025 Incremental	3M SOFR + 2.50%	10/08/2032	228,504	229,075
Orion Midco Ltd., Initial	3M SOFR + 3.50%	10/08/2032	222,542	222,493
OVG Business Services, LLC, Term B	1M SOFR + 3.00%	06/25/2031	1,652,648	1,651,623
PEX Holdings LLC, Initial	3M SOFR + 2.75%	11/26/2031	515,731	514,441
Pinnacle Buyer, LLC, Initial Term B	3M SOFR + 2.50%	10/01/2032	380,641	381,117
Pye-Barker Fire & Safety, LLC, Closing Date TL	3M SOFR + 2.50%	12/16/2032	571,533	572,247
Pye-Barker Fire & Safety, LLC, Initial Delayed Draw(e)	3M SOFR + 2.50%	12/16/2032	13,401	13,508
Relativity Intermediate Holdco LLC, TL	1M SOFR + 2.75%	01/30/2033	539,312	525,829
Ryan, LLC, New Initial	1M SOFR + 3.50%	11/05/2032	1,319,194	1,306,002
UST Global, Inc., Initial	1M SOFR + 3.00%	11/20/2028	438,813	415,775
Vaco Holdings, LLC, Initial	3M SOFR + 5.15%	01/22/2029	995,002	810,797
Wood Mackenzie, TL	3M SOFR + 3.00%	02/07/2031	339,504	340,513
				15,918,199
Real Estate Management & Development - 0.39%
BIFM US Finance LLC, 2025 TL	1M SOFR + 3.25%	05/31/2028	512,846	514,128
Brookfield Retail Holdings VII Sub 3 LLC, 2026 Replacement	1M SOFR + 3.00%	05/28/2030	835,543	834,499
				1,348,627
Road & Rail - 0.65%
Echo Global Logistics, Inc., Fifth Amendment Incremental	1M SOFR + 4.50%	10/23/2028	487,678	477,924
GN Loanco, LLC, Term B	3M SOFR + 4.50%	12/19/2030	1,225,472	1,152,777
Odyssey Logistics & Technology, New TL	1M SOFR + 4.50%	10/12/2027	802,332	643,205
				2,273,906
Semiconductors & Semiconductor Equipment - 0.40%
Altera Corp., TL	3M SOFR + 2.75%	09/10/2032	1,192,734	1,193,163
Coorstek, Inc., Amendment No. 1 Refinancing	3M SOFR + 2.50%	10/28/2032	218,045	218,183
				1,411,346
Software - 5.87%
Apex Group Treasury LLC, 2025 Refinancing	3M SOFR + 3.50%	02/27/2032	410,888	388,034
Bending Spoons S.p.A, Amendment No. 3 Tranche B	1M SOFR + 5.88%	03/07/2031	242,453	237,847
Bending Spoons S.p.A, Amendment No. 4	1M SOFR + 5.88%	03/07/2031	791,922	778,063
Cyberswift BV, TL	3M SOFR + 3.75%	10/08/2032	508,992	506,447
Dayforce, Inc., TL	3M SOFR + 3.00%	02/04/2033	500,487	454,748
Delta Topco, Inc., Fourth Amendment Refinancing	3M SOFR + 2.75%	11/30/2029	1,366,652	1,290,639
Entrata, Inc., TL	1M SOFR + 2.75%	09/30/2032	57,600	56,159
Genesys Cloud Services, Inc., 2025 TL	1M SOFR + 2.50%	01/30/2032	987,812	944,319
Icon Parent, Inc., 2025 TL	3M SOFR + 2.75%	11/13/2031	477,253	445,516
iSolved, Inc., Term B-3	1M SOFR + 2.75%	10/15/2030	796,320	743,564
Javelin Buyer, Inc., First Amendment	3M SOFR + 2.75%	12/05/2031	1,543,891	1,445,468
Kaseya, Initial	3M SOFR + 3.25%	03/22/2032	1,448,711	1,114,697
Magenta Buyer LLC, Super Priority	3M SOFR + 6.25%	07/27/2028	142,199	139,071
McAfee Corp., Tranche B-2	1M SOFR + 3.00%	03/01/2029	1,731,984	1,532,806
Planview Parent, Inc., 2024-B Incremental	3M SOFR + 3.50%	12/17/2027	1,263,578	1,080,006

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

June 30, 2026 (Continued) (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS - 71.19%(b)(Continued)

Software - 5.87% (Continued)
Plusgrade, Inc., 2025 Replacement Initial	3M SOFR + 3.50%	03/03/2031	$505,395	$495,919
Project Alpha Intermediate Holding, Inc., Second Amendment Refinancing	3M SOFR + 3.25%	10/26/2030	1,422,100	1,023,556
Project Boost Purchaser, LLC, Initial	3M SOFR + 2.75%	07/16/2031	2,952,845	2,870,638
RealPage, Inc., Initial	3M SOFR + 3.26%	04/24/2028	1,230,620	1,148,710
Skillsoft Finance II, Inc., Initial	1M SOFR + 5.36%	07/14/2028	343,980	171,006
Solarwinds Holdings, Inc., Initial	3M SOFR + 4.00%	04/16/2032	726,087	605,375
Storable, Inc., New Initial	1M SOFR + 3.25%	04/16/2031	1,178,740	1,048,100
UKG, Inc., 2024 Refinancing	3M SOFR + 2.25%	02/10/2031	954,766	897,260
WebMD Health Corp. and MH SUB I, LLC, 2023	1M SOFR + 4.25%	05/03/2028	292,486	283,954
Zodiac Purchaser, LLC, Term B	1M SOFR + 3.50%	02/14/2032	858,751	785,757
				20,487,659
Specialty Retail - 0.23%
Great Outdoors Group, LL, Term B-3	1M SOFR + 3.25%	01/23/2032	460,586	461,738
Sweetwater Borrower, LLC, Initial	1M SOFR + 4.00%	02/17/2033	335,925	337,605
				799,343
Technology Hardware, Storage & Peripherals - 0.07%
CoreWeave Financing DDTL V, LLC, Delayed Draw(e)	1M SOFR + 4.50%	11/15/2031	26,648	28,132
Network Connex, Initial	1M SOFR + 4.25%	06/13/2033	212,138	210,282
				238,414
Textiles, Apparel & Luxury Goods - 1.15%
Beach Acquisition Co. Parent, LLC, Tranche B-1	1M SOFR + 2.75%	09/12/2032	701,192	703,948
Champ Acquisition Corp., Initial	1M SOFR + 3.25%	11/25/2031	812,258	815,304
Varsity Brands Holding Co, Inc., 2025-2 Replacement	3M SOFR + 2.75%	08/26/2031	2,305,055	2,307,106
WHP Global, Initial	1M SOFR + 4.75%	02/20/2032	183,148	183,295
				4,009,653
Transportation Infrastructure - 0.09%
GB AIT Buyer, Inc., Initial	3M SOFR + 4.25%	04/29/2033	304,384	304,311
Wireless Telecommunication Services - 0.84%
DIFL US LLC, 2026 Refinancing	3M SOFR + 4.50%	08/06/2032	1,724,013	1,732,633
Sable Int'l Finance Ltd. and Coral-US-Co-Borrower LLC, Term B-7	3M SOFR + 3.25%	01/31/2032	1,230,556	1,189,443
				2,922,076
TOTAL SENIOR SECURED FIRST LIEN LOANS (Cost $257,044,304)				248,454,140

	Shares	Value
COMMON STOCKS - 0.07%(f)
Altice France Lux 3	$10,709	$213,892
Elevate Textiles, Inc.	20,088	25,241
Marine One Holdco, LLC	5,865	–
Needle Holdings LLC(g)	119,194	–
TOTAL COMMON STOCKS (Cost $256,935)		239,133

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

June 30, 2026 (Continued) (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 3.53%

Invesco Short Term Investments Trust Treasury Portfolio, Institutional Class, 3.56% (7-day yield)	$12,309,723	$12,309,723

TOTAL MONEY MARKET FUNDS (Cost $12,309,723)		12,309,723

TOTAL INVESTMENTS - 167.20% (Cost $706,520,126)		583,503,932

Liabilities in Excess of Other Assets - (1.93)%		(6,730,150)

Preferred Shares (Net of $1,858,059 Deferred Financing Costs) - (20.39)%		(71,141,941)

Leverage Facility (Net of $348,777 Deferred Leverage Costs) - (44.89)%		(156,651,223)

NET ASSETS - 100.00%		$348,980,618

All securities held as of June 30, 2026 are pledged as collateral for the Trust’s credit facility.

(a)	All or a portion of the security is exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of June 30, 2026, these securities had an aggregate value of $320,463,947 or 91.83% of net assets.
(b)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Leveraged loans and CLO debt securities typically have reference Rate Floors (“Rate Floors”) embedded in their loan agreements and organizational documents. Leveraged loans generally have Rate Floors of 0% or more, while CLO debt securities often set Rate Floors at 0%. Rate Floors serve to establish a minimum base rate to be paid by the borrower before the fixed spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	CLO subordinated notes, income notes, Y notes and M notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. Effective yields for the CLO equity positions are updated generally once per quarter or on a transaction such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized. Estimated yields shown are as of June 30, 2026.
(d)	As of June 30, 2026, the Trust accrued a 0% yield on this investment.
(e)	This investment has an unfunded commitment as of June 30, 2026.
(f)	Non-income producing security.
(g)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.

Investment Abbreviations:
AB – Aktiebolag (Swedish: Limited Liability Company)
BV – Besloten Vennootschap (Dutch: Private Limited Company)
GmbH – Gesellschaft mit beschränkter Haftung (German: Limited Liability Company)
LLC – Limited Liability Company
LP – Limited Partnership
Ltd. – Limited
SA – Société Anonyme (French: Public Limited Company)
SOFR – Secured Overnight Financing Rate

Reference Rates:
1M SOFR as of June 30, 2026 was 3.63%
3M SOFR as of June 30, 2026 was 3.63%
6M SOFR as of June 30, 2026 was 3.67%